UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F


FORM 13F COVER PAGE


Report for the Calendar Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.):  [ ] is a restatement.
     [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Mediatel Partners
Address:  201 Main Street, Suite 2600
          Fort Worth, Texas  76102


Form 13F File Number:  28-6089


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Report Manager:

Name:     Thomas W. White
Title:    Vice President of General Partner
Phone:    817/390-8400


Signature, Place, and Date of Signing:


/s/ Thomas W. White        Fort Worth, Texas    February 8, 2013



Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  2

Form 13F Information Table Value Total:  $140,303    (thousands)


List of Other Included Managers:
NONE


FORM 13F INFORMATION TABLE
                    TITLE OF           VALUE   SHARES/   SH/   PUT/   INVSTMNT   OTHR    VOTING AUTHORITY
NAME OF ISSUER       CLASS   CUSIP   (X$1000)  PRN AMT   PRN   CLL    DISCRETN   MGRS   SOLE   SHRD     NONE
AT&T INC             COM   00206R102   31529    935304   SH               Sole        935304
COMCAST CORP NEW    CL A   20030N101  108774   2911500   SH               Sole       2911500
